Leases (Details) - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Components of lease cost
Operating lease cost	$ 3,339,000	$ 2,246,000	$ 5,206,000	$ 3,515,000
Short-term lease cost	1,921,000	1,611,000	2,940,000	2,336,000
Variable lease cost	2,598,000	2,131,000	4,041,000	3,349,000
Total lease cost	7,858,000	5,988,000	12,187,000	9,200,000
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(3,938,000)	(2,589,000)	(5,824,000)	(3,922,000)
Operating lease assets obtained in exchange for operating lease liabilities	8,287,000	$ 0	8,301,000	$ 1,183,000
Maturities of lease liabilities under operating leases, Twelve Months Ended June 30,
2022	6,020,000		5,001,000
2023	2,020,000		1,979,000
2024	1,612,000		1,617,000
2025	1,434,000		1,436,000
2026 and thereafter	1,714,000		1,358,000
Total future payments for recognized leasing assets	12,800,000		11,391,000
Less: imputed interest	1,052,000		1,155,000
Total lease liabilities	$ 11,748,000		$ 10,236,000
Average remaining lease term	3 years 7 months 6 days		3 years 7 months 6 days
Weighted-average discount rate (as a percent)	5.00%		5.00%
Lease contracts that has been entered into but not yet commenced	$ 0		$ 0